Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2011
Income Taxes [Line Items]
Tax credit carryforwards	$ 504.8
Tax loss carryforward	1,000.0
Deferred Tax Assets, Operating Loss Carryforwards	236.6
Valuation Allowance, Deferred Tax Asset, Change in Amount	164.1
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	89.1
Cumulative earnings of foreign subsidiaries	1,300.0
The total gross unrecognized tax benefits	30.7
Unrecognized tax benefits, if recognized, would affect the effective income tax rate	18.5
The total amount of accrued interest and penalties	8.9	$ 7.9
Recognized income tax expense (benefits), interest and penalties	1.9	1.7	$ 0.9
Foreign Tax Credits Expiring Future Years
Income Taxes [Line Items]
Tax credit carryforwards	104.4
Foreign Tax Credits Expiring Future Years | tax year 2024 [Member]
Income Taxes [Line Items]
Tax credit carryforwards	60.8
Foreign Tax Credits Expiring Future Years | Tax Year 2023 [Member]
Income Taxes [Line Items]
Tax credit carryforwards	43.6
Internal Revenue Service (IRS) [Member]
Income Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration	170.7
Without Expiry Date
Income Taxes [Line Items]
Tax credit carryforwards	505.0
IRS and State Jurisdictions [Member]
Income Taxes [Line Items]
Tax loss carryforward	14.5	$ 17.2
Maturing in the Next Twelve Months [Member]
Income Taxes [Line Items]
The total gross unrecognized tax benefits	15.0
Unrecognized tax benefits, if recognized, would affect the effective income tax rate	3.7
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit	$ 0.8